Guarantees	12 Months Ended
Dec. 31, 2014
Guarantees

NOTE 8 – GUARANTEES

As of December 31, 2014, iHeartCommunications had outstanding surety bonds and commercial standby letters of credit of $47.7 million and $113.9 million, respectively, of which no letters of credit were cash secured. These letters of credit and surety bonds relate to various operational matters including insurance, bid, concession and performance bonds as well as other items.

As of December 31, 2014, iHeartCommunications had outstanding bank guarantees of $55.1 million. Bank guarantees in the amount of $15.2 million are backed by cash collateral.